Transactions with Affiliates	12 Months Ended
Dec. 31, 2018
Related Party Fees and Other Arrangements, Limited Liability Company (LLC) or Limited Partnership (LP) [Abstract]
Transactions with Affiliates
6. TRANSACTIONS WITH AFFILIATES

Affiliate transactions. Revenues from affiliates include amounts earned by WES from services provided to Anadarko as well as from the sale of natural gas, condensate and NGLs to Anadarko. Anadarko sells such natural gas, condensate and NGLs as an agent on behalf of either WES or WES’s customers. When such sales are on WES’s customers’ behalf, WES recognizes associated service revenues and cost of product expense. When such sales are on WES’s behalf, WES recognizes product sales revenues based on the Anadarko sales price to the third party and cost of product expense associated with these sales activities.
In addition, WES purchases natural gas, condensate and NGLs from an affiliate of Anadarko pursuant to gas purchase agreements. Operation and maintenance expense includes amounts accrued for or paid to affiliates for the operation of WES assets, whether in providing services to affiliates or to third parties, including field labor, measurement and analysis, and other disbursements. A portion of general and administrative expenses is paid by Anadarko, which results in affiliate transactions pursuant to the reimbursement provisions of the omnibus agreements of WES and WGP. Affiliate expenses do not bear a direct relationship to affiliate revenues, and third-party expenses do not bear a direct relationship to third-party revenues.

Merger transactions. As discussed in more detail in Note 15, WGP has entered into the Merger Agreement with WES, Anadarko and certain of their affiliates.

Cash management. Anadarko operates a cash management system whereby excess cash from most of its subsidiaries’ separate bank accounts is generally swept to centralized accounts. Prior to the acquisition of WES assets, third-party sales and purchases related to such assets were received or paid in cash by Anadarko within its centralized cash management system. The outstanding affiliate balances were entirely settled through an adjustment to net investment by Anadarko in connection with the acquisition of WES assets. Subsequent to the acquisition of WES assets from Anadarko, transactions related to such assets are cash-settled directly with third parties and with Anadarko affiliates. Chipeta cash settles its transactions directly with third parties and Anadarko, as well as with the other subsidiaries of WES.

6. TRANSACTIONS WITH AFFILIATES (CONTINUED)

Note receivable - Anadarko. Concurrently with the closing of WES’s May 2008 initial public offering, WES loaned $260.0 million to Anadarko in exchange for a 30-year note bearing interest at a fixed annual rate of 6.50%, payable quarterly. The fair value of the note receivable from Anadarko was $279.6 million and $325.2 million at December 31, 2018 and 2017, respectively. The fair value of the note reflects consideration of credit risk and any premium or discount for the differential between the stated interest rate and quarter-end market interest rate, based on quoted market prices of similar debt instruments. Accordingly, the fair value of the note receivable from Anadarko is measured using Level 2 inputs.

APCWH Note Payable. In June 2017, APC Water Holdings 1, LLC (“APCWH”) entered into an eight-year note payable agreement with Anadarko. See Note 13 and Note 15.

Commodity price swap agreements. WES had commodity price swap agreements with Anadarko to mitigate exposure to the commodity price risk inherent in its percent-of-proceeds, percent-of-product and keep-whole contracts. Notional volumes for each of the commodity price swap agreements were not specifically defined. Instead, the commodity price swap agreements applied to the actual volume of natural gas, condensate and NGLs purchased and sold. The commodity price swap agreements did not satisfy the definition of a derivative financial instrument and, therefore, were not required to be measured at fair value. WES’s net gains (losses) on commodity price swap agreements were $(7.9) million, $0.6 million and $28.5 million for the years ended December 31, 2018, 2017 and 2016, respectively, and are reported in the consolidated statements of operations as affiliate Product sales in 2018 and as affiliate Product sales and Cost of product in 2017 and 2016 (see Note 1). These commodity price swap agreements expired without renewal on December 31, 2018.

Swap agreements - DJ Basin complex, Hugoton system and MGR assets. On December 8, 2015, the commodity price swap agreements with Anadarko for the DJ Basin complex and Hugoton system were extended from January 1, 2016, through December 31, 2016. On December 1, 2016, the commodity price swap agreements with Anadarko for the DJ Basin complex and the MGR assets were extended from January 1, 2017 through December 31, 2017. On December 20, 2017, the commodity price swap agreements with Anadarko for the DJ Basin complex and the MGR assets were extended from January 1, 2018 through December 31, 2018.
Revenues or costs attributable to volumes sold and purchased during 2016, 2017 and 2018 for the DJ Basin complex, MGR assets and Hugoton system are recognized in the consolidated statements of operations at the applicable market price in the tables below. WES also records a capital contribution from Anadarko in its consolidated statements of equity and partners’ capital for an amount equal to (i) the amount by which the swap price for product sales exceeds the applicable market price in the tables below, minus (ii) the amount by which the swap price for product purchases exceeds the applicable market price in the tables below. For the years ended December 31, 2018, 2017 and 2016, the capital contributions from Anadarko were $51.6 million, $58.6 million and $45.8 million, respectively. The tables below summarize the swap prices compared to the forward market prices:

	DJ Basin Complex
per barrel except natural gas	2016 - 2018 Swap Prices	2016 Market Prices (1)	2017 Market Prices (1)	2018 Market Prices (1)
Ethane	$18.41	$0.60	$5.09	$5.41
Propane	47.08	10.98	18.85	28.72
Isobutane	62.09	17.23	26.83	32.92
Normal butane	54.62	16.86	26.20	32.71
Natural gasoline	72.88	26.15	41.84	48.04
Condensate	76.47	34.65	45.40	49.36
Natural gas (per MMBtu)	5.96	2.11	3.05	2.21

6. TRANSACTIONS WITH AFFILIATES (CONTINUED)

	Hugoton System (2)
per barrel except natural gas	2016 Swap Prices	2016 Market Prices (1)
Condensate	$78.61	$18.81
Natural gas (per MMBtu)	5.50	2.12

	MGR Assets
per barrel except natural gas	2016 - 2018 Swap Prices	2017 Market Prices (1)	2018 Market Prices (1)
Ethane	$23.11	$4.08	$2.52
Propane	52.90	19.24	25.83
Isobutane	73.89	25.79	30.03
Normal butane	64.93	25.16	29.82
Natural gasoline	81.68	45.01	47.25
Condensate	81.68	53.55	56.76
Natural gas (per MMBtu)	4.87	3.05	2.21

(1)
Represents the New York Mercantile Exchange forward strip price as of December 8, 2015, December 1, 2016, and December 20, 2017, for the 2016 Market Prices, 2017 Market Prices and 2018 Market Prices, respectively, adjusted for product specification, location, basis and, in the case of NGLs, transportation and fractionation costs.

(2)	The Hugoton system was sold in October 2016. See Note 3.

Gathering and processing agreements. WES has significant gathering and processing arrangements with affiliates of Anadarko on a majority of its systems. The combination of the DBM complex and DBJV and Haley systems, effective January 1, 2018, into a single complex now referred to as the “West Texas complex” resulted in natural gas throughput previously reported as “Gathering, treating and transportation” now being reported as “Processing.” WES’s natural gas gathering, treating and transportation throughput (excluding equity investment throughput) attributable to production owned or controlled by Anadarko was 7%, 34% and 37% for the years ended December 31, 2018, 2017 and 2016, respectively. WES’s natural gas processing throughput (excluding equity investment throughput) attributable to production owned or controlled by Anadarko was 40%, 41% and 53% for the years ended December 31, 2018, 2017 and 2016, respectively. WES’s crude oil, NGLs and produced water gathering, treating, transportation and disposal throughput (excluding equity investment throughput) attributable to production owned or controlled by Anadarko was 85%, 81% and 86% for the years ended December 31, 2018, 2017 and 2016, respectively.

Commodity purchase and sale agreements. WES sells a significant amount of its natural gas, condensate and NGLs to Anadarko Energy Services Company (“AESC”), Anadarko’s marketing affiliate that acts as an agent in the sale to a third party. In addition, WES purchases natural gas, condensate and NGLs from AESC pursuant to purchase agreements. WES’s purchase and sale agreements with AESC are generally one-year contracts, subject to annual renewal.

Acquisitions from Anadarko. On March 14, 2016, WES acquired Springfield from Anadarko (see Note 3).

Omnibus agreements. Pursuant to the omnibus agreements discussed below, Anadarko performs centralized corporate functions for WGP and WES such as legal; accounting; treasury; cash management; investor relations; insurance administration and claims processing; risk management; health, safety and environmental; information technology; human resources; credit; payroll; internal audit; tax; marketing and midstream administration. Anadarko, in accordance with WES’s partnership agreement and the omnibus agreement between Anadarko and WES GP that governs certain reimbursement and indemnification matters (the “WES omnibus agreement”), determines, in its reasonable discretion, amounts to be reimbursed by WES in exchange for services provided under the WES omnibus agreement. See Summary of affiliate transactions below.

6. TRANSACTIONS WITH AFFILIATES (CONTINUED)

WGP omnibus agreement. In connection with WGP’s IPO in December 2012, WGP entered into an omnibus agreement with WGP GP and Anadarko that governs the following: (i) WGP’s obligation to reimburse Anadarko for expenses incurred or payments made on WGP’s behalf in conjunction with Anadarko’s provision of general and administrative services to WGP, including public company expenses and general and administrative expenses; (ii) WGP’s obligation to pay Anadarko, in quarterly installments, an administrative services fee of $250,000 per year (subject to an annual increase as described in the agreement); and (iii) WGP’s obligation to reimburse Anadarko for all insurance coverage expenses it incurs or payments it makes on WGP’s behalf.
The following table summarizes the amounts WGP reimbursed to Anadarko, separate from, and in addition to, those reimbursed by WES:

	Year Ended December 31,
thousands	2018	2017	2016
General and administrative expenses	$269	$263	$258
Public company expenses	2,895	1,821	2,449
Total reimbursement	$3,164	$2,084	$2,707

WES omnibus agreement. In connection with WES’s IPO in 2008, WES entered into the WES omnibus agreement with Anadarko and WES GP, which governs its relationship regarding certain reimbursement and indemnification matters.
The following table summarizes the amounts WES reimbursed to Anadarko:

	Year Ended December 31,
thousands	2018	2017	2016
General and administrative expenses	$35,077	$31,733	$29,360
Public company expenses	15,409	9,379	8,410
Total reimbursement	$50,486	$41,112	$37,770

Services and secondment agreement. Pursuant to the services and secondment agreement, specified employees of Anadarko are seconded to provide operating, routine maintenance and other services with respect to the assets owned and operated by WES under the direction, supervision and control of WES GP. Pursuant to the services and secondment agreement, WES reimburses Anadarko for services provided by the seconded employees. The initial term of the services and secondment agreement expired in May 2018, but was extended for a twelve-month period and will continue to automatically extend for additional twelve-month periods unless either party provides 180 days written notice of termination before the applicable twelve-month period expires. The consolidated financial statements include costs allocated by Anadarko for expenses incurred under the services and secondment agreement for periods including and subsequent to WES’s acquisition of the WES assets.

WGP tax sharing agreement. Prior to WGP’s conversion from WGR Holdings, LLC to a limited partnership in September 2012, WGP was a single-member limited liability company, required to reflect its income tax expense liability on a separate-return basis. Upon the completion of WGP’s IPO in December 2012, WGP became a partnership for U.S. federal and state income tax purposes and is therefore not subject to U.S. federal and state income taxes, except for Texas margin tax on the portion of WGP’s income apportionable to Texas. See Note 7.
In connection with WGP’s IPO in December 2012, WGP entered into a tax sharing agreement with Anadarko, pursuant to which WGP reimburses Anadarko for its estimated share of taxes from all forms of taxation, excluding taxes imposed by the United States. Taxes for which WGP reimburses Anadarko include state taxes attributable to WGP’s income which are directly borne by Anadarko on WGP’s behalf as a result of WGP’s results being included in a combined or consolidated tax return filed by Anadarko with respect to periods including and subsequent to the closing date of the IPO. Anadarko may use its tax attributes to cause its combined or consolidated group, of which WGP may be a member for this purpose, to owe no tax. Nevertheless, WGP will be required to reimburse Anadarko for the estimated share of taxes that WGP would have owed had the attributes not been available or used for WGP’s benefit, regardless of whether Anadarko pays taxes for the period.
6. TRANSACTIONS WITH AFFILIATES (CONTINUED)

WES tax sharing agreement. Concurrently with WES’s IPO in 2008, WES entered into a tax sharing agreement, pursuant to which WES reimburses Anadarko for its estimated share of taxes from all forms of taxation, excluding taxes imposed by the United States. Taxes for which WES reimburses Anadarko include state taxes attributable to WES’s income, which are directly borne by Anadarko through its filing of a combined or consolidated tax return with respect to periods beginning on and subsequent to the acquisition of the WES assets from Anadarko. Anadarko may use its own tax attributes to reduce or eliminate the tax liability of its combined or consolidated group, which may include WES as a member. However, under this circumstance, WES nevertheless is required to reimburse Anadarko for its allocable share of taxes that would have been owed had tax attributes not been available to Anadarko.

WES long-term debt and WES RCF indemnification agreements. WES’s long-term debt is recourse to WES GP. In turn, WES GP has been indemnified by wholly owned subsidiaries of Anadarko for any claims made against WES GP under WES’s long-term debt or the WES RCF. See Note 13.

Allocation of costs. For periods prior to WES’s acquisition of the WES assets, the consolidated financial statements include costs allocated by Anadarko in the form of a management services fee. This management services fee was allocated to WES based on its proportionate share of Anadarko’s revenues and expenses or other contractual arrangements. Management believes these allocation methodologies are reasonable.
The employees supporting WES’s operations are employees of Anadarko. Anadarko allocates costs to WES for its share of personnel costs, including costs associated with equity-based compensation plans, non-contributory defined benefit pension and postretirement plans and defined contribution savings plans pursuant to the WES omnibus agreement and services and secondment agreement. In general, WES’s reimbursement to Anadarko under the WES omnibus agreement or services and secondment agreement is either (i) on an actual basis for direct expenses Anadarko and WES GP incur on behalf of WES, or (ii) based on an allocation of salaries and related employee benefits between WES, WES GP and Anadarko based on estimates of time spent on each entity’s business and affairs. Most general and administrative expenses charged to WES by Anadarko are attributed to WES on an actual basis, and do not include any mark-up or subsidy component. With respect to allocated costs, management believes the allocation method employed by Anadarko is reasonable. Although it is not practicable to determine what the amount of these direct and allocated costs would be if WES were to directly obtain these services, management believes that aggregate costs charged to WES by Anadarko are reasonable.

WGP LTIP and Anadarko Incentive Plan. WGP GP awards phantom units under the WGP LTIP to its independent directors and executive officers. The phantom units awarded to the independent directors vest one year from the grant date, while awards granted to executive officers are subject to graded vesting over a three-year service period.
The following table summarizes WGP LTIP award activity for the years ended December 31, 2018, 2017 and 2016:

	2018		2017		2016
	Weighted-Average Grant-Date Fair Value	Units	Weighted-Average Grant-Date Fair Value	Units	Weighted-Average Grant-Date Fair Value	Units
Phantom units outstanding at beginning of year	$43.39	5,763	$39.78	5,658	$47.20	12,537
Vested	43.39	(5,763)	39.78	(5,658)	47.20	(12,537)
Granted	35.08	7,128	43.39	5,763	39.78	5,658
Phantom units outstanding at end of year	35.08	7,128	43.39	5,763	39.78	5,658

6. TRANSACTIONS WITH AFFILIATES (CONTINUED)

WGP LTIP and Anadarko Incentive Plan Compensation Expense. Compensation expense under the WGP LTIP is recognized over the vesting period and was $0.3 million for the year ended December 31, 2018, and $0.2 million for each of the years ended December 31, 2017 and 2016. As of December 31, 2018, there was $0.1 million of unrecognized compensation expense attributable to the outstanding awards under the WGP LTIP, all of which will be realized by WGP, and which is expected to be recognized over a weighted-average period of 0.4 years.
General and administrative expenses included $6.6 million, $4.6 million and $5.2 million for the years ended December 31, 2018, 2017 and 2016, respectively, of equity-based compensation expense, allocated to WES by Anadarko, for awards granted to the executive officers of WES GP and other employees under the WGP LTIP and Anadarko Incentive Plan. Of these amounts, $5.7 million, $4.6 million and $4.2 million are reflected as contributions to partners’ capital in the consolidated statements of equity and partners’ capital for each of years ended December 31, 2018, 2017 and 2016, respectively. As of December 31, 2018, $12.5 million of estimated unrecognized compensation expense attributable to the Anadarko Incentive Plans will be allocated to WES over a weighted-average period of 2.0 years.

WES LTIP. WES GP awards phantom units under the WES LTIP primarily to its independent directors, but also from time to time to its executive officers and Anadarko employees performing services for WES. The phantom units awarded to the independent directors vest one year from the grant date, while all other awards are subject to graded vesting over a three-year service period.
The following table summarizes WES LTIP award activity for the years ended December 31, 2018, 2017 and 2016:

	2018		2017		2016
	Weighted-Average Grant-Date Fair Value	Units	Weighted-Average Grant-Date Fair Value	Units	Weighted-Average Grant-Date Fair Value	Units
Phantom units outstanding at beginning of year	$55.73	7,180	$49.30	7,304	$68.78	5,477
Vested	55.73	(7,180)	49.30	(7,304)	68.78	(5,477)
Granted	49.88	8,020	55.73	7,180	49.30	7,304
Phantom units outstanding at end of year	49.88	8,020	55.73	7,180	49.30	7,304

WES LTIP Compensation Expense. Compensation expense is recognized over the vesting period and was $0.4 million for each of the years ended December 31, 2018, 2017 and 2016. As of December 31, 2018, there was $0.1 million of unrecognized compensation expense attributable to the outstanding awards under the WES LTIP, all of which will be realized by WES, and which is expected to be recognized over a weighted-average period of 0.4 years.

Affiliate asset contributions and distributions. The following table summarizes Anadarko’s contributions and distributions of other assets to WES:

	Year Ended December 31,
	2018	2017	2016	2018	2017	2016
thousands	Purchases			Sales
Cash consideration	$(254)	$(3,910)	$(3,965)	$—	$—	$623
Net carrying value	59,089	5,283	3,496	—	—	(605)
Partners’ capital adjustment	$58,835	$1,373	$(469)	$—	$—	$18

6. TRANSACTIONS WITH AFFILIATES (CONTINUED)

Contributions in aid of construction costs from affiliates. On certain of WES’s capital projects, Anadarko is obligated to reimburse WES for all or a portion of project capital expenditures. The majority of such arrangements are associated with projects related to pipeline construction activities and production well tie-ins. For periods prior to January 1, 2018, the cash receipts resulting from such reimbursements were presented as “Contributions in aid of construction costs from affiliates” within the investing section of the consolidated statements of cash flows. As discussed in Recently adopted accounting standards in Note 1, upon adoption of Topic 606, affiliate reimbursements of capital costs are reflected as contract liabilities upon receipt, amortized to Service revenues – fee based over the expected period of customer benefit, and presented within the operating section of the consolidated statements of cash flows.

Summary of affiliate transactions. The following table summarizes material affiliate transactions:

	Year ended December 31,
thousands	2018	2017	2016
Revenues and other (1)	$1,353,711	$1,539,105	$1,358,918
Equity income, net – affiliates (1)	195,469	115,141	101,692
Cost of product (1)	168,535	74,560	75,983
Operation and maintenance (2)	115,948	82,249	82,133
General and administrative (3)	49,672	43,221	41,983
Operating expenses	334,155	200,030	200,099
Interest income (4)	16,900	16,900	16,900
Interest expense (5) (6)	6,746	224	(7,747)
APCWH Note Payable borrowings (6)	321,780	98,813	—
Settlement of the Deferred purchase price obligation – Anadarko (7)	—	(37,346)	—
Distributions to WGP unitholders (8)	400,194	360,523	315,505
Distributions to WES unitholders (9)	7,583	7,100	5,614
Above-market component of swap agreements with Anadarko	51,618	58,551	45,820

(1)
Represents amounts earned or incurred on and subsequent to the date of the acquisition of WES assets, as well as amounts earned or incurred by Anadarko on a historical basis related to WES assets prior to the acquisition of such assets by WES.

(2)
Represents expenses incurred on and subsequent to the date of the acquisition of WES assets, as well as expenses incurred by Anadarko on a historical basis related to WES assets prior to the acquisition of such assets by WES.

(3)
Represents general and administrative expense incurred on and subsequent to the date of the acquisition of WES assets, as well as a management services fee for expenses incurred by Anadarko for periods prior to the acquisition of WES assets by WES. These amounts include equity-based compensation expense allocated to WES and WGP by Anadarko (see WES LTIP and WGP LTIP and Anadarko Incentive Plan within this Note 6) and amounts charged by Anadarko under the WGP and WES omnibus agreements.

(4)	Represents interest income recognized on the note receivable from Anadarko.

(5)	Includes amounts related to the Deferred purchase price obligation - Anadarko (see Note 3 and Note 13).

(6)	Includes amounts related to the APCWH Note Payable (see Note 13 and Note 15).

(7)	Represents the cash payment to Anadarko for the settlement of the Deferred purchase price obligation - Anadarko (see Note 3).

(8)	Represents distributions paid under WGP’s partnership agreement (see Note 4 and Note 5).

(9)	Represents distributions paid to other subsidiaries of Anadarko under WES’s partnership agreement (see Note 4 and Note 5).

Concentration of credit risk. Anadarko was the only customer from whom revenues exceeded 10% of consolidated revenues for all periods presented in the consolidated statements of operations.